Parent Only Financial Information (Details) - Schedule of condensed balance sheet - AGBA Group Holding Ltd. [Member]	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	$ 85,955
Restricted cash	15,356,580
Deposit, prepayments, and other receivables	1,715
Total current assets	15,444,250
Non-current assets:
Investments in subsidiaries	13
Total non-current assets	13
TOTAL ASSETS	15,444,263
Current liabilities:
Other payables and accrued liabilities	6,577,351
Amounts due to subsidiaries	13
Amounts due to related companies	1,327,107
Forward share purchase liability	13,491,606
Total current liabilities	21,396,077
Warrant liabilities	4,548
Total long-term liabilities	4,548
TOTAL LIABILITIES	21,400,625
Commitments and contingencies
Shareholders’ deficit:
Ordinary shares, $0.001 par value; 200,000,000 shares authorized, 58,376,985 shares issued and outstanding	58,377
Ordinary shares to be issued	1,665
Additional paid-in capital	1,867,335
Accumulated deficit	(7,883,739)
Total shareholders’ deficit	(5,956,362)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 15,444,263